Other Non-Current Asset - Maturity date of the investments (Details) - Dec. 31, 2022 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Other Non-current Assets
Amortized Cost	¥ 3,596,846
Gross Unrealized Gains	4,626
Gross Unrealized Losses	(25,998)
Fair Value (Net Carrying Amount)	¥ 3,575,474	$ 518,395